Note 3 (Tables)	12 Months Ended
Dec. 31, 2025
BBVA Group [Abstract]
Contribution to consolidated group total assets entities by main activities [Table Text Block]
The following table sets forth information related to the Group’s total assets as of December 31, 2024, 2023 and 2022, broken down by the Group’s entities according to their activity:

Contribution to Consolidated Group total assets. Entities by main activities (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Banking and other financial services	733,860	737,971	678,809
Insurance and pension fund managing companies	34,439	34,520	30,066
Other non-financial services	4,103	3,068	3,217
Total	772,402	775,558	712,092
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).